Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0001644963
Registrant Name	AVENUE THERAPEUTICS, INC.
Registration File Number	333-279125
Form Type	S-3
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A